Schedule of Investments (unaudited)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	5,181,112	$413,038,249
Total Investment Companies (Cost: $400,619,877)		413,038,249
Short-Term Securities
Money Market Funds — 49.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	200,193,457	200,293,554
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	17,460,000	17,460,000
Total Short-Term Securities — 49.5% (Cost: $217,747,889)		217,753,554
Total Investments in Securities — 143.4% (Cost: $618,367,766)		630,791,803
Liabilities in Excess of Other Assets — (43.4)%		(190,820,646)
Net Assets — 100.0%		$439,971,157

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,698,413	$51,630,654 (a)	$—	$(12,990)	$(22,523)	$200,293,554	200,193,457	$594,469 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,590,000	5,870,000 (a)	—	—	—	17,460,000	17,460,000	166,697	—
iShares iBoxx $ High Yield Corporate Bond ETF	316,659,558	93,623,980	—	—	2,754,711	413,038,249	5,181,112	5,004,612	—
				$(12,990)	$2,732,188	$630,791,803		$5,765,778	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.87%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	02/09/25	USD	3,000	$(280)	$—	$(280)
0.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/15/25	USD	16,400	394,077	(24,639)	418,716
3.74%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	09/26/25	USD	8,000	27,944	7	27,937

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.18%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	10/25/25	USD	5,000	$2,749	$5	$2,744
4.17%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	12/09/25	USD	2,000	783	2	781
4.16%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	12/16/25	USD	5,000	2,229	6	2,223
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/13/26	USD	2,000	7,742	5	7,737
4.14%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	01/28/26	USD	7,000	2,271	10	2,261
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/26	USD	1,000	3,331	3	3,328
4.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/13/26	USD	3,000	(22,782)	10	(22,792)
4.19%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/16/26	USD	2,000	(1,633)	7	(1,640)
0.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/17/26	USD	1,250	53,866	(6,378)	60,244
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/26	USD	4,000	(4,315)	15	(4,330)
4.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/09/26	USD	2,500	(6,611)	11	(6,622)
4.41%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/31/26	USD	1,500	(6,959)	6	(6,965)
0.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/29/26	USD	2,900	148,496	9	148,487
1.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/18/26	USD	7,600	384,844	26	384,818
1.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/23/26	USD	500	23,852	(2,239)	26,091
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/27	USD	1,500	6,490	8	6,482
1.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/27	USD	3,776	192,235	14	192,221
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/27	USD	1,000	2,774	6	2,768
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/27	USD	1,000	1,439	6	1,433
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/05/27	USD	3,000	16,969	17	16,952
1.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/09/27	USD	1,916	90,815	7	90,808
4.01%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/09/27	USD	1,000	860	6	854
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/27	USD	3,000	(409)	16	(425)
1.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/28/27	USD	1,172	54,567	5	54,562
4.30%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/28/27	USD	1,000	(4,684)	6	(4,690)
4.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/06/27	USD	3,000	(9,653)	10	(9,663)
4.36%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/20/27	USD	4,000	(24,807)	14	(24,821)
4.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/03/27	USD	2,000	(12,151)	7	(12,158)
4.39%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/27	USD	2,000	(13,884)	7	(13,891)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/13/27	USD	2,500	$(23,337)	$9	$(23,346)
4.54%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/14/27	USD	2,000	(20,789)	7	(20,796)
4.48%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/16/27	USD	1,000	(9,271)	4	(9,275)
4.46%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/23/27	USD	3,000	(26,416)	11	(26,427)
4.58%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/03/27	USD	1,000	(11,646)	4	(11,650)
4.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/11/27	USD	2,000	(19,303)	8	(19,311)
4.43%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/13/27	USD	4,000	(33,998)	15	(34,013)
4.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/20/27	USD	2,000	(8,919)	7	(8,926)
4.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/27	USD	3,000	(14,427)	12	(14,439)
4.39%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/03/27	USD	6,000	(45,644)	24	(45,668)
4.19%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/09/27	USD	3,000	(9,271)	12	(9,283)
2.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/15/27	USD	300	10,121	1	10,120
3.59%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/08/27	USD	5,000	57,744	22	57,722
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/25/27	USD	2,000	13,556	9	13,547
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/27	USD	2,000	12,391	8	12,383
3.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/01/27	USD	2,000	9,250	9	9,241
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/27	USD	5,000	19,961	22	19,939
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/22/27	USD	6,000	3,182	27	3,155
3.92%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/02/27	USD	4,645	14,654	21	14,633
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/16/27	USD	4,000	11,610	18	11,592
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/19/27	USD	6,000	6,571	28	6,543
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/28	USD	5,000	(1,974)	23	(1,997)
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/28	USD	4,000	(7,659)	19	(7,678)
1.42%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/07/28	USD	9,450	734,831	(103,814)	838,645
1.23%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/08/28	USD	5,780	505,041	(61,121)	566,162
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/28	USD	2,000	16,650	14	16,636
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/28	USD	1,000	(2,819)	7	(2,826)
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/09/28	USD	1,000	3,061	7	3,054
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/18/28	USD	1,300	(4,837)	(1,225)	(3,612)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/31/28	USD	1,500	$(560)	$11	$(571)
1.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/03/28	USD	1,960	190,484	(25,239)	215,723
4.39%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/27/28	USD	1,500	(17,986)	11	(17,997)
4.46%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/29/28	USD	3,500	(49,672)	26	(49,698)
1.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/12/28	USD	2,500	246,972	17	246,955
1.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/22/28	USD	2,100	203,947	14	203,933
1.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/29	USD	4,300	421,500	33	421,467
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/29	USD	1,000	12,243	8	12,235
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/18/29	USD	1,500	20,525	11	20,514
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/29	USD	1,000	8,195	7	8,188
1.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/29	USD	4,450	422,608	35	422,573
3.55%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/05/29	USD	2,000	35,431	16	35,415
3.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/29	USD	3,000	19,122	24	19,098
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/29	USD	2,000	(2,055)	16	(2,071)
1.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/28/29	USD	355	30,545	2	30,543
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/29	USD	2,000	11,005	17	10,988
1.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/11/29	USD	842	74,143	7	74,136
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/20/29	USD	2,000	(5,252)	16	(5,268)
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/27/29	USD	2,000	2,547	17	2,530
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/03/29	USD	2,000	(4,081)	16	(4,097)
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/09/29	USD	2,000	(7,357)	(39)	(7,318)
4.23%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/13/29	USD	2,000	(15,007)	17	(15,024)
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/29	USD	1,000	(2,455)	9	(2,464)
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/13/29	USD	1,500	(7,406)	13	(7,419)
3.99%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/26/29	USD	2,000	4,226	18	4,208
4.16%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/03/29	USD	5,000	(24,211)	43	(24,254)
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/08/29	USD	3,000	(995)	27	(1,022)
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/09/29	USD	1,000	3,720	9	3,711
2.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/15/29	USD	300	18,279	2	18,277

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/12/29	USD	800	$31,554	$7	$31,547
3.44%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/22/29	USD	500	12,668	4	12,664
3.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/08/29	USD	2,700	64,088	25	64,063
3.57%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/21/29	USD	4,000	81,005	37	80,968
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/29	USD	4,000	52,793	37	52,756
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/01/29	USD	3,500	38,780	33	38,747
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/29	USD	3,000	31,598	28	31,570
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/22/29	USD	3,000	14,723	28	14,695
3.37%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/02/29	USD	450	13,278	5	13,273
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/09/29	USD	1,200	15,848	11	15,837
3.85%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/16/29	USD	2,000	17,087	20	17,067
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/19/29	USD	6,000	30,275	57	30,218
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/29	USD	6,000	(11,847)	58	(11,905)
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/30	USD	1,000	591	10	581
3.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/30	USD	1,500	50,338	15	50,323
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/30	USD	3,500	(14,006)	34	(14,040)
4.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/30	USD	3,000	(31,429)	29	(31,458)
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/30	USD	3,000	(5,533)	30	(5,563)
3.16%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/30	USD	1,200	47,810	12	47,798
0.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/01/30	USD	10,500	1,595,551	123,478	1,472,073
3.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/24/30	USD	1,000	28,560	10	28,550
3.54%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/01/30	USD	700	17,026	8	17,018
3.59%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/30	USD	1,300	28,984	14	28,970
3.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/09/30	USD	2,200	23,458	25	23,433
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/18/30	USD	500	827	(637)	1,464
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/31/30	USD	1,500	10,367	17	10,350
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/15/30	USD	1,000	727	11	716
4.30%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/27/30	USD	750	(9,071)	9	(9,080)
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/31	USD	1,000	27,891	12	27,879

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/31	USD	1,000	$21,317	$12	$21,305
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/18/31	USD	1,000	21,775	12	21,763
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/31	USD	500	7,437	6	7,431
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/09/31	USD	1,000	16,396	12	16,384
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/31	USD	1,000	12,734	12	12,722
3.88%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/06/31	USD	1,000	9,470	13	9,457
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/31	USD	1,200	16,464	14	16,450
4.01%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/20/31	USD	1,500	3,866	18	3,848
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/31	USD	1,700	1,899	21	1,878
1.59%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/04/31	USD	2,814	387,815	(85,798)	473,613
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/31	USD	1,500	4,809	19	4,790
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/20/31	USD	1,000	10,743	12	10,731
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/26/31	USD	1,000	9,826	12	9,814
3.88%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/09/31	USD	1,500	15,522	19	15,503
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/15/31	USD	1,000	16,306	12	16,294
3.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/26/31	USD	1,500	74,542	19	74,523
3.47%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/08/31	USD	2,000	68,755	26	68,729
1.36%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/20/31	USD	830	131,669	9	131,660
3.58%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/21/31	USD	1,200	34,156	16	34,140
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/25/31	USD	1,500	30,052	20	30,032
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/01/31	USD	1,700	29,104	22	29,082
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/31	USD	1,000	16,993	14	16,979
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/31	USD	3,000	41,345	39	41,306
1.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/30/31	USD	1,100	181,405	13	181,392
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/19/31	USD	3,000	27,639	40	27,599
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/31	USD	2,000	(2,494)	27	(2,521)
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/32	USD	1,400	2,788	19	2,769
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/07/32	USD	1,000	(803)	14	(817)
1.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/32	USD	328	50,122	4	50,118

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/32	USD	2,033	$300,012	$25	$299,987
4.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/14/32	USD	1,000	(12,321)	13	(12,334)
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/32	USD	2,600	(3,855)	35	(3,890)
1.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/28/32	USD	100	13,969	1	13,968
2.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/23/32	USD	150	12,763	2	12,761
3.37%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/27/32	USD	300	14,231	5	14,226
3.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/33	USD	300	12,639	5	12,634
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/08/33	USD	500	25,141	7	25,134
4.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/27/33	USD	500	(5,900)	7	(5,907)
4.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/03/33	USD	300	(4,219)	5	(4,224)
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/28/34	USD	600	8,674	10	8,664
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/27/34	USD	500	7,491	8	7,483
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/23/34	USD	400	1,456	6	1,450
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/11/34	USD	500	1,654	8	1,646
3.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/26/34	USD	500	9,919	8	9,911
3.50%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/08/34	USD	500	23,722	8	23,714
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/34	USD	500	12,731	8	12,723
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/09/34	USD	400	12,832	7	12,825
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/35	USD	500	1,696	9	1,687
4.19%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/35	USD	1,000	(7,456)	18	(7,474)
0.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/30/45	USD	80	35,898	(888)	36,786
0.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/30/50	USD	10	5,014	(443)	5,457
1.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/18/50	USD	15	7,145	(660)	7,805
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/55	USD	600	5,160	22	5,138
								$7,960,922	$(187,322)	$8,148,244
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$413,038,249	$—	$—	$413,038,249
Short-Term Securities
Money Market Funds	217,753,554	—	—	217,753,554
	$630,791,803	$—	$—	$630,791,803
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$8,742,184	$—	$8,742,184
Liabilities
Interest Rate Contracts	—	(593,940)	—	(593,940)
	$—	$8,148,244	$—	$8,148,244

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate